OTHER ASSETS, INCOME AND EXPENSE	12 Months Ended
Dec. 31, 2020
Subclassifications of assets, liabilities and equities [abstract]
OTHER ASSETS, INCOME AND EXPENSE	OTHER ASSETS, INCOME AND EXPENSE
Other assets as at December 31, 2020 consist mainly of long-term investments and advisor and employee loans.

	2020	2019
	$	$
Long-term investments	64,191	27,774
Advisor loans and employee loans	36,470	24,148
Other	24,081	18,833
	124,742	70,755
Long-term investments includes long-term strategic investments including CI’s equity accounted investments in Congress and AWM Dorval.
CI has a hiring and retention incentive program whereby loans are extended to current investment advisors. These loans are initially recorded at their fair value, may bear interest at prescribed rates and are contractually forgiven on a straight-line basis over the applicable contractual period, which varies in length from three to seven years. CI utilizes the effective interest method to amortize the forgiven amount. The forgiven amount is included in selling, general and administrative expenses. As at December 31, 2020, loans to investment advisors of $32,774 [2019 – $19,135] are included in other assets. These loans become due on demand upon early termination or breach in the terms of the agreements.
CI has an employee share purchase loan program for key employees. These loans are renewable yearly and bear interest at prescribed rates. As at December 31, 2020, the carrying amount of employee share purchase loans is $757 [2019 – $3,933] and is included in other assets. These loans become due immediately upon termination of employment or sale of the shares that are held as collateral. As at December 31, 2020, the shares held as collateral have a market value of approximately $918 [2019 – $4,763].
Other income consists mainly of fees received for the administration of third-party mutual funds, custody fees, investment income, foreign exchange gains (losses), interest income and the revenue earned by Marret. Other expenses consist mainly of the provisions and other financial liabilities as discussed in Note 8, acquisition related costs and expenses incurred by Marret.